Investment Securities - Securities in Continuous Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	$ (6,229)	$ (812)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	578,646	360,665
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(23,128)	(57,353)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	1,297,408	1,642,718
Unrealized gross losses of AFS securities, continuous unrealized loss position	(29,357)	(58,165)
Fair value of AFS securities, continuous unrealized loss position	1,876,054	2,003,383
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(183)	(125)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	72,862	24,875
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(3,399)	(845)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	46,601	24,155
Unrealized gross losses of AFS securities, continuous unrealized loss position	(3,582)	(970)
Fair value of AFS securities, continuous unrealized loss position	119,463	49,030
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(5,010)	(472)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	336,243	316,578
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(1,452)	(797)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	57,344	109,354
Unrealized gross losses of AFS securities, continuous unrealized loss position	(6,462)	(1,269)
Fair value of AFS securities, continuous unrealized loss position	393,587	425,932
Agency pass through mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(1,036)	(215)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	169,541	19,212
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(18,277)	(55,711)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	1,193,463	1,509,209
Unrealized gross losses of AFS securities, continuous unrealized loss position	(19,313)	(55,926)
Fair value of AFS securities, continuous unrealized loss position	$ 1,363,004	$ 1,528,421